SEVERANCE CHARGES - Schedule of Activity Related to Severance Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 02, 2018	Feb. 03, 2017	Jan. 29, 2016
Restructuring Reserve [Roll Forward]
Beginning balance	$ 416	$ 26
Severance liability assumed through EMC merger transaction			$ 70
Severance charges to provision	159	541
Cash paid and other	(400)	(221)
Ending balance	$ 175	$ 416